Summary of Reconciliation Between Reportable Segment Adjusted EBITDA to Consolidated Net Loss Before Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total					$ (13,418,786)	$ (18,062,391)
Changes in fair value of financial instruments					(478,288)	(9,154,141)
Interest income	$ (1,425)		$ (1,427)	$ (10)	(10)	(813)
Gain (loss) on extinguishment of liabilities, net					390,801
Loss on conversion of liabilities					11,338,284
Loss on debt issuance					653,208
GEM settlement fee expense		60,000		260,000	200,000
Yorkville prepayment premium expense		14,000		94,760	80,760
Goodwill impairment					2,725,460
Depreciation and amortization					24,179	7,160
Other					113,108	(62,809)
Loss before income taxes	(5,617,482)	(15,412,917)	(17,347,423)	(23,652,686)	(31,513,389)	(14,406,262)
Nonrelated Party [Member]
Interest expense						1,068,447
Related Party [Member]
Interest expense	$ 393,968	$ 1,050,363	$ 1,288,988	$ 2,860,768	3,047,101	4,486,027
Banzai Operating [Member]
Total					(13,484,311)	(18,062,391)
Goodwill impairment
Open Reel [Member]
Total					65,525
Goodwill impairment					$ 2,725,460